WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details Textual) (USD $)	6 Months Ended		12 Months Ended		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Equity Classified Warrants [Member]	Jan. 31, 2013 Equity Classified Warrants [Member]	Jun. 30, 2013 Equity Classified Warrants [Member]	Jun. 30, 2012 Equity Classified Warrants [Member]	Jun. 30, 2013 Equity Classified Warrants [Member]	Jun. 30, 2012 Equity Classified Warrants [Member]	Dec. 31, 2012 Equity Classified Warrants [Member]	Dec. 31, 2012 Financing December 2012 [Member] Equity Classified Warrants [Member]
Warrants Exercised	200,668	255,669							200,668	267,003
Warrants Exercised on Cashless Basis	1,000,000	78,333	78,333
Shares Issued During Period Upon Exercise of Warrants	537,722	37,301	37,301
Share-based Compensation Expense Recognized for Warrants Issued to Consultants			$ 14,000	$ 851,000			$ 2,000	$ 49,000	$ 2,000	$ 114,000
Common Stock Purchase Warrants Issued Shares				1,936,785	686,420	776,204
Share-based Compensation Arrangement, Warrants Issued to Placement Agent											18,410
Share-based Compensation Arrangement, Warrants Issued to Investors											71,374
Warrants Weighted Average Fair Value			$ 1.31	$ 1.18							$ 3.00
Derivative, Gain on Derivative				580,000
Derivative, Loss on Derivative			50,000
Proceeds From Options and Warrant Exercises	$ 217,000	$ 384,000	$ 700,000
Share-based Compensation Arrangement Warrants Issued to Consultants (in shares)			18,000	466,667
Class of Warrant or Right, Outstanding (in shares)							6,666,573		6,666,573		6,974,369	296,366
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)												$ 3.00